Earnings Per Share (Details) - Schedule of basic and diluted EPS - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Basic And Diluted Eps Abstract
Profit attributable to ordinary equity holders of the parent	$ 25,690,565	$ 2,518,668
Weighted average number of ordinary shares	88,035,321	88,035,321